Cash Flow Reconciliations - Reconciliation of borrowings and derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 1,365,800	$ 1,541,836
Cash flows	(26,368)	(183,549)
Non-cash items	6,642	7,463
Deferred financing costs, assets	(50)	50
Liabilities/(assets) arising from financing activities at end of period	1,346,024	1,365,800
Borrowings | Drawdowns
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	445,000	25,940
Total	445,000	25,940
Borrowings | Repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(465,195)	(209,336)
Total	(465,195)	(209,336)
Borrowings | Additions in deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(6,173)	(153)
Non-cash items	(164)
Deferred financing costs, assets	(50)	50
Total	(6,387)	(103)
Borrowings | Amortization of deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	6,806	7,463
Total	6,806	7,463
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	(4,935)	(6,346)
Non-cash items	13,858	1,411
Liabilities/(assets) arising from financing activities at end of period	8,923	(4,935)
Derivatives | Unrealized loss on interest rate swaps held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	14,381	833
Total	14,381	833
Derivatives | Unrealized (gain)/loss on forward foreign exchange contracts held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(523)	578
Total	$ (523)	$ 578